Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard World Fund
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000051981 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	EDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 4,737,000,000
Holdings Count | Holding	82
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,737
Number of Portfolio Holdings	82
Portfolio Turnover Rate	8%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
15 - 20 Years	0.4%
20 - 25 Years	53.4%
25 - 30 Years	46.2%
Other Assets and Liabilities—Net	0.0%

C000051979 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VEDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[2]
Net Assets	$ 4,737,000,000
Holdings Count | Holding	82
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,737
Number of Portfolio Holdings	82
Portfolio Turnover Rate	8%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
15 - 20 Years	0.4%
20 - 25 Years	53.4%
25 - 30 Years	46.2%
Other Assets and Liabilities—Net	0.0%

C000194069 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellesley® Income Fund
Class Name	Investor Shares
Trading Symbol	VGWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.43%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[3]
Net Assets	$ 547,000,000
Holdings Count | Holding	538
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$547
Number of Portfolio Holdings	538
Portfolio Turnover Rate	51%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	0.3%
Asia	7.7%
Europe	31.0%
North America	55.4%
Oceania	2.4%
South America	0.1%
Other Assets and Liabilities—Net	3.1%

C000194068 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellesley® Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VGYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.31%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[4]
Net Assets	$ 547,000,000
Holdings Count | Holding	538
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$547
Number of Portfolio Holdings	538
Portfolio Turnover Rate	51%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	0.3%
Asia	7.7%
Europe	31.0%
North America	55.4%
Oceania	2.4%
South America	0.1%
Other Assets and Liabilities—Net	3.1%

C000194071 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VGWLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.44%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[5]
Net Assets	$ 2,456,000,000
Holdings Count | Holding	620
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$2,456
Number of Portfolio Holdings	620
Portfolio Turnover Rate	36%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	0.2%
Asia	12.2%
Europe	28.0%
North America	56.1%
Oceania	0.9%
South America	0.0%
Other Assets and Liabilities—Net	2.6%

C000194070 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VGWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.31%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[6]
Net Assets	$ 2,456,000,000
Holdings Count | Holding	620
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$2,456
Number of Portfolio Holdings	620
Portfolio Turnover Rate	36%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	0.2%
Asia	12.2%
Europe	28.0%
North America	56.1%
Oceania	0.9%
South America	0.0%
Other Assets and Liabilities—Net	2.6%

C000204566 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG International Stock ETF
Class Name	ETF Shares
Trading Symbol	VSGX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[7]
Net Assets	$ 4,125,000,000
Holdings Count | Holding	6,525
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,125
Number of Portfolio Holdings	6,525
Portfolio Turnover Rate	3%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	1.1%
Asia	47.2%
Europe	37.8%
North America	7.4%
Oceania	5.0%
South America	1.1%
Other Assets and Liabilities—Net	0.4%

C000204567 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG U.S. Stock ETF
Class Name	ETF Shares
Trading Symbol	ESGV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[8]
Net Assets	$ 10,289,000,000
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$10,289
Number of Portfolio Holdings	1,376
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Basic Materials	1.4%
Consumer Discretionary	16.3%
Consumer Staples	4.1%
Energy	0.1%
Financials	11.4%
Health Care	11.5%
Industrials	10.1%
Real Estate	3.0%
Technology	38.6%
Telecommunications	2.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.5%

C000221977 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG U.S. Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VCEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[9]
Net Assets	$ 828,000,000
Holdings Count | Holding	2,851
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$828
Number of Portfolio Holdings	2,851
Portfolio Turnover Rate	18%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	11.9%
Consumer Discretionary	6.8%
Consumer Staples	3.7%
Financials	44.2%
Health Care	15.0%
Industrials	1.8%
Materials	1.2%
Real Estate	1.8%
Technology	11.6%
Utilities	0.2%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.